Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Federal
Current					$ 318,881
Deferred					1,707
Income tax provision	$ (24,119)	$ 176,727	$ 176,727	$ 84,673	$ 320,588